Equity Awards and Warrants - Options, RSUs, PSUs (Details) shares in Thousands		6 Months Ended		12 Months Ended
	Jun. 01, 2022	Nov. 30, 2023 plan shares	Nov. 30, 2022 shares	May 31, 2023 plan shares	May 31, 2022 $ / shares shares	Aug. 31, 2022 shares	Aug. 30, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		1,750,000		1,750,000	1,750,000	1,350,000	1,000,000
Number of active plans | plan		1		1
Management, Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares				1,800
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares		500	12,400
Stock option exercises (in shares)					510
Stock options exercised, exercise price | $ / shares					$ 0.79
Stock Options | Management, Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Options term				10 years
Restricted Stock Units (RSUs) [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock upon vesting of stock based compensation awards, shares				200
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase in shares authorized, as a percent of outstanding shares	1.00%
Shares available for future stock-based grants				56,300